Balance Sheets (Zhongdehuia (SHENZHEN) Education Development Co., Ltd) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 189,210
Other receivables	3,423	100,000
Prepaid expenses and other current assets	14,677
Total current assets	207,310	100,000
Non-current assets:
Leasehold improvements, furniture and equipment, net	24,192
Deferred tax assets, net	129,812
Total non-current assets	154,004
Total assets	361,314	100,000
Current liabilities:
Deferred revenue	147,269
Other payables and accruals	19,896
Amount due to related parties	372,585	2,500
Total current liabilities	539,750	2,500
Total liabilities	539,750	2,500
COMMITMENTS AND CONTINGENCIES
EQUITY (DEFICIT)
Share capital	30,273	30,273
Foreign currency translation reserve	3,345
Accumulated deficit	(210,914)
Total equity (deficit)	(178,436)	97,500
Total liabilities and equity	361,314	100,000
Zhongdehuia (SHENZHEN) Education Development Co., Ltd [Member]
Current assets:
Cash and cash equivalents	32,908	226,043
Other receivables	3,428	31,470
Prepaid expenses and other current assets	14,677	7,831
Total current assets	51,013	265,344
Non-current assets:
Leasehold improvements, furniture and equipment, net	22,438	175,857
Deferred tax assets, net	129,812	138,401
Total non-current assets	152,250	314,258
Total assets	203,263	579,602
Current liabilities:
Deferred revenue	147,269	342,920
Other payables and accruals	11,069	56,125
Amount due to related parties	158,052	620,546
Total current liabilities	316,390	1,019,591
Total liabilities	316,390	1,019,591
COMMITMENTS AND CONTINGENCIES
EQUITY (DEFICIT)
Share capital	325,110	136,494
Capital reserve	199,040
Foreign currency translation reserve	(9,224)	(13,994)
Accumulated deficit	(628,053)	(562,489)
Total equity (deficit)	(113,127)	(439,989)
Total liabilities and equity	$ 203,263	$ 579,602